INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
INCOME TAXES
Schedule of components of the income tax expenses (benefit)

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Current	131,433	482,976	446,769
Deferred	—	—	43,186
Total	131,433	482,976	489,955

Schedule of net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Provision for loan loss – PRC entities	2,395,294	5,539,854
Net operating loss carry forwards – PRC entities	642,772	1,004,821
Net operating loss carry forwards – U.S. entities	225,639	—
Total deferred tax assets	3,263,705	6,544,675
Less: Valuation allowance	(3,263,705)	(6,544,675)
Total net deferred tax assets	—	—

Schedule of reconciliation of the PRC statutory rates to the company's effective tax rate

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax rate	4.0%	1.0%	—
Tax rate difference outside PRC	0.6%	—	—
Non-deductible foreign losses	6.5%	4.8%	18.5%
Change in valuation allowance	19.5%	21.1%	9.1%
Non-deductible expenses and others	(4.8)%	(0.3)%	(1.5)%
Effective tax rate	(0.8)%	1.6%	1.1%